UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2009
                                                ---------------

Check here if Amendment [    ]; Amendment Number:  __

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                  Place                     Date of Signing
/S/ JEFFREY L. BERKOWITZ          NEW YORK, NY              AUGUST 12, 2009
------------------------          ------------              ---------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          57
                                                 --

Form 13F Information Table Value Total:     $ 38,610
                                           (thousands)



List of Other Included Managers:

None

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


                   BERKOWITZ CAPITAL PARTNERS, L.P. Form 13F INFORMATION TABLE (6/30/09)


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                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

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                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
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
3M COMPANY                        COM             88579Y101    1,503     25,000 SH           SOLE                  25,000
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ACTIVISION BLIZZARD INC           COM             00507V109    2,400    190,000 SH           SOLE                 190,000
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ADOBE SYS INC                     COM             00724F101      236     35,000        PUT
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AFFILIATED COMPUTER SERVICES      CL A            008190100    2,221     50,000 SH           SOLE                  50,000
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AMAZON COM INC                    COM             023135106      187     20,000        PUT
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AMAZON COM INC                    COM             023135106       46     35,000        PUT
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AMAZON COM INC                    COM             023135106      268     80,000        PUT
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ARCELOR MITTAL                    NY REGISTRY SH  03938L104    1,654     50,000 SH           SOLE                  50,000
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ARCELOR MITTAL                    NY REGISTRY SH  03938L104       17     30,000        PUT
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AT&T INC                          COM             00206R102    3,726    150,000 SH           SOLE                 150,000
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BEST BUY COMPANY  INC             COM             086516101    1,675     50,000 SH           SOLE                  50,000
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BMC SOFTWARE INC                  COM             055921100    1,690     50,000 SH           SOLE                  50,000
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BROADCOM CORP                     CL A            111320107      496     20,000 SH           SOLE                  20,000
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BROADCOM CORP                     CL A            111320107       60     75,000        CALL
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CITRIX SYS INC                    COM             177376100      153     45,000        PUT
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COMMVAULT SYSTEMS INC             COM             204166102      540     80,000        CALL
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DELL INC                          COM             24702R101       68    200,000        CALL
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DELL INC                          COM             24702R101    2,746    200,000 SH           SOLE                 200,000
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E M C CORP MASS                   COM             268648102      114    100,000        CALL
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EBAY INC                          COM             278642103      428     25,000 SH           SOLE                  25,000
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EBAY INC                          COM             278642103       14     75,000        CALL
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FREEPORT-MCMORAN COPPER & GO      COM             35671D857      186     75,000        PUT
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GAP INC                           COM             364760108      574     35,000 SH           SOLE                  35,000
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GENERAL ELECTRIC CO               COM             369604103       36    100,000        CALL
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HEWLETT PACKARD CO                COM             428236103    2,721     70,400 SH           SOLE                  70,400
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HEWLETT PACKARD CO                COM             428236103       88    125,000        CALL
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HOME DEPOT INC                    COM             437076102      827     35,000 SH           SOLE                  35,000
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INFOSYS TECHNOLOGIES LTD          SPONSORED ADR   456788108      231     65,000        PUT
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INTEL CORP                        COM             458140100    3,310    200,000 SH           SOLE                 200,000
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INTEL CORP                        COM             458140100       70    215,000        CALL
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INTERNATIONAL BUSINESS MACHS      COM             459200101      123     20,000        PUT
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ISHARES TR                        RUSSELL 2000    464287655       30     45,000        PUT
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ISHARES TR                        RUSSELL 2000    464287655      130    135,000        PUT
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KOHLS CORP                        COM             500255104    2,138     50,000 SH           SOLE                  50,000
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NUANCE COMMUNICATIONS INC         COM             67020Y100      158     75,000        CALL
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NUANCE COMMUNICATIONS INC         COM             67020Y100      605     50,000 SH           SOLE                  50,000
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POWERSHARES QQQ TRUST             UNIT SER 1      73935A104       46    150,000        PUT
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POWERSHARES QQQ TRUST             UNIT SER 1      73935A104      161    270,000        PUT
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PROSHARES TR                      PSHS ULTSHT FINL74347R628       75     70,000        CALL
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QUALCOMM INC                      COM             747525103       32     30,000        PUT
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QUALCOMM INC                      COM             747525103        0     18,200        PUT
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RESEARCH IN MOTION LTD            COM             760975102      376     40,000        PUT
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SALESFORCE COM INC                COM             79466L302      272     40,000        PUT
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SAP AG                            SPON ADR        803054204    2,010     50,000 SH           SOLE                  50,000
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SEARS HLDGS CORP                  COM             812350106       78     15,000        PUT
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SELECT SECTOR SPDR TR             SBI HEALTHCARE  81369Y209       90    150,000        PUT
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SPDR TR                           UNIT SER 1      78462F103      155    185,000        PUT
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SPDR TR                           UNIT SER 1      78462F103      293    210,000        PUT
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SPDR TR                           UNIT SER 1      78462F103      101     55,000        CALL
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SPDR TR                           UNIT SER 1      78462F103      268    100,000        PUT
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SYMANTEC CORP                     COM             871503108      623     40,000 SH           SOLE                  40,000
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UNDER ARMOR INC                   CL A            904311107      155     50,000        PUT
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UNITED STATES STL CORP NEW        COM             912909108      242     40,000        CALL
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VMWARE INC                        CL A COM        928563102      190     50,000        PUT
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WELLS FARGO & CO NEW              COM             949746101      108     30,000        CALL
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YAHOO INC                         COM             984332106    1,801    115,000 SH           SOLE                 115,000
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YAHOO INC                         COM             984332106       71     75,000        CALL
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